Note 13 - Share-based Compensation	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
13.	Share-based compensation

The Company granted a total of 153,000 and 1,054,499 share options, and 6,699 and 8,125 restricted shares, respectively, for the three and nine months ended September 30, 2021.

The following table summarizes total share-based compensation expense recognized for the three and nine months ended September 30, 2020 and 2021:

	Three months ended September 30,		Nine months ended September 30,
	2020	2021	2020	2021
	$	$	$	$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Research and development	257	732	4,008	1,639
General and administrative	1,519	1,010	2,074	3,651

Total	1,776	1,742	6,082	5,290